Performance Management - Monarch Blue Chips Elite Index ETF	Jun. 02, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of the Index and a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its principal investment strategies on June 3, 2026. Performance prior to that date reflects the Fund’s prior principal investment strategies Updated performance information is available at no cost by visiting www.monarchfunds.com or by calling toll free at (541) 291-4405.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception.
Bar Chart [Heading]	Performance Bar Chart For Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2023	12.70%
Worst Quarter:	2nd Quarter 2022	(15.02)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.70%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.02%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance [Table]
	One Year	Since Inception (3/23/21)
Return before taxes	18.91%	9.09%
Return after taxes on distributions	18.91%	9.09%
Return after taxes on distributions and sale of Fund shares	11.20%	7.12%
Index – Monarch Blue Chips Elite Index	19.23%	9.39%
S&P 500® Index*	25.02%	13.12%

*	The S&P 500® Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	the index does not reflect any fees or expenses
Performance Availability Website Address [Text]	www.monarchfunds.com
Performance Availability Phone [Text]	(541) 291-4405